Document and Entity Information	Nov. 07, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001775625
Document Type	8-K
Document Period End Date	Nov. 07, 2022
Entity Registrant Name	SmileDirectClub, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39037
Entity Tax Identification Number	83-4505317
Entity Address, Address Line One	414 Union Street
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37219
City Area Code	(800)
Local Phone Number	848-7566
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $.0001 per share
Trading Symbol	SDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false